(ICON)

Prudential
Global
Genesis
Fund, Inc.

SEMI
ANNUAL
REPORT

Nov. 30, 1996
(LOGO)

Prudential Global Genesis Fund, Inc.

Performance At A Glance.
It was a lackluster six months for small companies around the world. Over the past half year, bigger was clearly better on the world's stock markets. This was most apparent in the U.S., where investors abandoned smaller companies in favor of familiar blue-chip names. Amid this weak environment, especially in the U.S. where we hold 28% of our assets, the Prudential
Global Genesis Fund
declined slightly during the reporting period, as did the average global small company fund as measured by Lipper Analytical Services.

Cumulative Total Returns1                                As
of 11/30/96
                        Six         One        Five
Since
                        Months      Year       Years
Inception2
              Class A      -1.3%      11.2%     91.2%
(90.7)4     79.0% (78.7)4
              Class B      -1.6       10.3      84.1
(83.6)4    128.5 (128.1)4
              Class C      -1.6       10.3      N/A
12.3  (12.0)4
              Class Z       N/A       N/A       N/A
5.3
  Lipper Global
  Small Co. Fund Avg3      -1.2       17.6      80.7
159.4

Average Annual Total Returns1                            As
of 12/31/96
                         One        Five
Since
                         Year       Years
Inception2
              Class A      4.5%       11.4% (11.1)4
8.0% (7.8)4
              Class B      4.2        11.6  (11.3)4      9.8
(9.5)4
              Class C      8.2        N/A                5.1
(4.9)4

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares are not subject to a sales charge or a distribution fee. Class Z shares have been in existence for less than one year and average annual returns are not available.

2Inception dates: 1/22/90 Class A; 1/29/88 Class B; 8/1/94
Class C; 9/12/96
Class Z.

3Lipper average returns are for 28 funds for six months, 27 funds for one year, nine funds for five years and 76 funds since inception of the Class A shares on
1/22/90.

4Without waivers and expense subsidies the Fund's average and cummulative total returns would have been lower, as indicated in parentheses (
).

    How Investments Compared.
       (As of 11/30/96)
           (GRAPH)

 U.S.     General    General     U.S.
Growth     Bond     Muni Debt   Taxable
 Funds     Funds      Funds    Money Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide 12-
month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Steve Auth, Fund Manager                          (PHOTO)
Portfolio
Manager's Report

The Prudential Global Genesis Fund seeks to achieve long-term growth of capital by investing in common stocks of smaller foreign and U.S.
companies. The Fund
is subject to all the risks associated with foreign investing, including currency, political and social risks and illiquidity. There can be no assurance that the Fund will achieve its investment goal.

Strategy Session.
As growth investors in a global marketplace, we search around the world for small companies with strong management, good products and competitive positions in their industries. When we find such companies, we follow their stocks closely and look to buy them at prices where they'll give us a better return than that of the market.

When we took over the Fund in October, we saw attractive investment opportunities in Europe and Japan. In both regions, governments are moving to overcome lethargic economic growth by deregulating their economies and lowering interest rates. These fundamental changes are creating a fertile environment in which small companies can flourish.

In Japan, we were particularly enthusiastic about industries (such as retail, health care, financial services, and electronics) which are benefitting from structural changes underway in that country. These trends include an aging population, a rising demand for imports and the waning influence of Japan's farmers -- all of which are leading Japan's economy to become more service oriented. We think smaller, more nimble companies in the service sectors will make attractive investment opportunities.

European corporations are also aggressively restructuring to become more efficient global competitors. We expect these changes to pay off over the next three years, and we believe smaller companies can deliver strong earnings over this period. As in Japan, our European holdings included companies in newer industries that we think will benefit most from structural changes in the economy. For example, concerns about health-care costs in Europe have created opportunities for smaller companies that can deliver more cost-effective care.

Portfolio Breakdown.
Expressed as a percentage of
total investments as of 11/30/96.
     (PIE CHART)

New Global Team.
In October, Prudential Investments' global small company investment team, headed by Stephen Auth, took over management of the Prudential Global Genesis
Fund. Steve, who's been with Prudential since 1985, lived in Japan for three years while setting up the company's small company team for Japan. He now leads a group of 28 investment managers and analysts -- based on four continents -- who comb the world looking for attractive investment opportunities.

What Went Well.

Making Changes.
After we took over the Fund in October, we sold stocks that no longer fit our investment style. (We look more at individual companies and less at broad investment themes.) We bought many with good prospects at attractive prices.
These changes already started to pay off in November, when the Fund's net asset value climbed 5.4% -- compared with a 3.8% rise in the Salomon Brothers
EMI World Index, a global small company index. We saw especially strong early returns from small industrial firms and banks in Hong Kong -
-  companies that
benefit from their proximity to China's fast-growing economy.

Electronics Recovery.
We also saw good returns late in the period from electronics companies.
Early in the year, an excess supply of electronics components in world markets depressed the stock prices of these companies. Looking beyond the short-term problems, we see a fast-growing industry where dynamic smaller companies can thrive. In fact, some of the Fund's biggest winners over the past six months were in electronics stocks -- such as Vitesse Semiconductor (up
70%), SGS Thompson (up 57%) and Nokia (up 25%). We've since taken profits in these stocks, while adding an even larger number of growing technology companies from Europe, the U.S. and Asia.

And Not So Well.

U.S. Blues.
We invest in small companies, so we didn't share in the spectacular rise in large company stocks from the U.S. Over the past six months, the Dow Jones
Industrial Average -- which measures the performance of the 30 largest and most well-known U.S. stocks -- rose 15%. This compares to a decline of 1.4% in the Russell 2000 -- a U.S. small stock index -- over the same period. It wasn't always bad news for small company stocks in 1996, though. They led the market in the first half of 1996, thanks to their compelling prospects for growth in sales and earnings. But in the summer, small company stocks took a big dive, when it seemed as if earnings growth had slowed, especially among some technology companies. Many of these stocks never fully recovered, as nervous investors looked for safety, favoring larger companies with more predictable earnings growth.

Five Largest Issuers.

1.5%      Borders Group
          Retail
1.4%      Hock Hua Bank Berhad
          Banking
1.3%      Le Carbone Lorraine
          Industrial Materials
1.3%      Singapore Finance, Ltd.
          Financial Services
1.1%      T. Rowe Price
          Financial Services

Expressed as a percentage of total net assets as of 11/30/96.

Looking Ahead.
Although small company stocks historically have performed
better than larger
companies, that wasn't the case over the last six months --
and our results
reflect this. We think this weaker performance by small
company stocks is about
to reverse itself. Larger companies -- especially in the
U.S. -- have enjoyed
superior earnings growth over the last three years, driven
largely by cost
cutting. However, we expect their earnings growth rates to
slow, making them
less attractive to investors. We've invested the Fund in a
broad group of
growing small companies throughout the world, many in
emerging industries such
as technology and healthcare, and in regions growing faster
than the world
average, like Southeast Asia. We believe these investments
may help to enhance
return going forward.
------------------------------------------------------------
-------------------

Meet The Manager: An Interview With Steve Auth.

We sat down one day after the U.S. markets had closed and talked with Steve
Auth to get a better sense of his team's investment style.

Q. Steve, why are you focusing on small-company stocks?

A. We make money for our shareholders by being one step ahead of the market.
Because fewer analysts follow small stocks, we have a better chance of discovering promising companies at attractive prices. As you may also know, studies have shown that over the long run, small company stocks have outperformed large company stocks (though, of course, past performance is no guarantee of future results).

Q. Tell us how you go about adding a stock to the Fund.

A. There are about 6,000 small company stocks around the world, and most are worth at least one look. Over time, we've whittled that number down to about
1,000 -- companies with solid management teams, promising products and strong competitive positions. We'd be willing to buy these companies at the right price.

Q. How do you keep track of 1,000 companies?

A. It's a big job. That's why we have a team of 28 investment managers and analysts in four cities around the world. We're constantly visiting companies to meet with management. We also get useful information by talking with competitors and analysts and visiting factories and stores where the products are made and sold. We maintain a database in each region which keeps current information onall the stocks we're following, as well as our earnings and valuation forecasts and the current stock prices.

Q. What makes a company attractive?

A. The most important thing is the company's expected profits. We try to forecast earnings for three years into the future. We also think the quality of management is critical. We like companies that occupy a leading position in their industry. Finally, we pay close attention to a company's balance sheet.
We carefully analyze its assets and liabilities, so we can spot potential problems that could only become obvious later.

Q. Where is your favorite market right now?

A. Currently, we think Hong Kong has some of the most underpriced growth stocks in the world. Because Hong Kong ties the value of its currency to the U.S.
dollar, its markets are very sensitive to U.S. interest rates. Until very recently, worries about U.S. interest rate increases have caused some investors to avoid Hong Kong stocks, especially in the real estate and banking sectors, the most sensitive to changes in the lending rate. There's also the China factor -- next summer political control of Hong Kong passes from Britain to
China. That's made some investors nervous. We think the transition is a positive for Hong Kong. In fact, we think Hong Kong will become the Manhattan of China -- providing the financial markets China needs to develop.

(PHOTO)
------------------------------------------------------------
-------------------
2

President's Letter
January 1, 1997
(PHOTO)

Dear Shareholder:

For many investors, 1996 may well be the second year of back-to-back, double-digit stock market returns. In late November, the Dow Jones Industrial Average passed 6500 -- only weeks after breaking the 6000 mark in mid-October.
America's economic expansion is entering its sixth year and there seems little evidence of an end to the continued modest growth and low inflation we've enjoyed for the last several years.

This is good news. For most investors it's meant an increase in their share values for college funds, retirement nest eggs or other long-term financial goals. However, as you read your year-end account statements and make plans for 1997, it's important to remember that there never is a "sure thing" when it comes to investment returns. Stock and bond markets go down just as they go up.
(Did you notice the brief period of decline this past summer?) No one likes to see the value of their investments fall but such periods remind us we must keep our expectations realistic.

Regardless of the market's direction, a wise investor plans for tomorrow's needs today. Your Financial Advisor or Registered
Representative can help you:

- Review your portfolio and suggest strategies for 1997, such as diversifying across different types of investments. Financial markets seldom move in lockstep. By investing in a mix of stock and bond funds
(foreign & domestic)
   and money market funds you may be in a better position to achieve your long-
   term goals and to weather periods of uncertainty.

- See why annuities have become popular retirement planning tools. The choices are broader than ever. Our new Discovery SelectSM
Variable Annuity offers
   you many of the keys to successful retirement planning, including a personalized asset allocation program and a choice of 21 variable- or fixed-
   rate investment options offering a broad array of investment objectives and styles.

- Explain new retirement savings developments. For example, Congress has expanded the contribution limit on spousal IRAs. And don't forget, it's not too late for you to make a contribution to your IRA or open one for 1996.
   The IRS deadline is April 15, 1997, but it's best to act sooner.

Why not contact your Financial Advisor or Registered
Representative today? If
you are interested in Discovery SelectSM call for a prospectus, which contains more complete information. Read it carefully before you invest.

Sincerely,

Richard A. Redeker
President

P.S. Your 1997 Prudential IRA contribution may qualify you
for a waiver of the
annual custodial fee. Ask your financial representative for
details.
------------------------------------------------------------
-------------------

Portfolio of Investments as of     PRUDENTIAL GLOBAL GENESIS
November 30, 1996 (Unaudited)      FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Shares         Description                     Value (Note
1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--94.6%
COMMON STOCK--92.2%
------------------------------------------------------------
Australia--1.6%
  1,005,900    Burswood Property Trust
                 (Leisure & Tourism)                 $
1,256,759
     72,150    Goodman Fielder Ltd.
                 (Food Processing)
93,558
    330,000    Publishing & Broadcasting, Ltd.
                 (Broadcasting & Publishing)
1,557,570
     32,001    Sea World Property Trust, Ltd.
                 (Leisure & Tourism)
36,846
                                                    --------
-----

2,944,733
------------------------------------------------------------
Belgium--1.3%
      9,950    Barco Industries NV
                 (Electrical & Electronics)
1,715,463
      3,042    D'Ieteren NV SA*
                 (Automobiles & Parts)
624,182
                                                    --------
-----

2,339,645
------------------------------------------------------------
Canada--0.4%
     50,000    Laurentian Bank Of Canada* (Banking)
758,753
------------------------------------------------------------
Federal Republic of Germany--2.3%
     15,937    Adidas AG* (Recreation & Other
                 Consumer Goods)
1,377,093
        970    Buderus AG (Machinery & Engineering)
455,428
     16,130    Schwarz Pharma AG* (Pharmaceuticals)
1,184,180
     10,790    SGL Carbon* (Industrial Materials)
1,324,916
                                                    --------
-----

4,341,617
------------------------------------------------------------
Finland*--1.2%
     36,370    Raison Tehtaat OY (Food &
                 Household Products)
2,191,676
------------------------------------------------------------
France--3.5%
      1,863    Elf Gabon (Energy Sources)
436,529
      1,170    GFI Industries SA (Machinery &
                 Engineering)
170,162
     14,602    Le Carbone Lorraine*
                 (Industrial Matterials)
2,385,254
      6,926    Manutan (Miscellaneous)
629,275
     23,000    SGS Thomson Microelectronics NV*
                 (Electronic Components)             $
1,519,989
     14,016    Societe Technip (Multi-Industry)
1,313,665
                                                    --------
-----

6,454,874
------------------------------------------------------------
Hong Kong--8.2%
    266,000    ASM Pacific Technology*
                 (Machinery & Engineering)
225,336
  2,856,000    Chen Hsong Holdings (Machinery &
                 Engineering)
1,643,714
      8,000    Cheung Kong* (Real Estate)
70,357
    880,000    China Resources Enterprises
                 (Conglomerate)
1,263,321
     84,000    Esprit Asia Holdings, Ltd. (Retail)
35,617
    605,099    First Pacific Co. (Retail)
841,285
  1,921,000    Goldlion Holdings, Ltd. (Retail)
1,602,490
    270,000    Guangdong Investments* (Conglomerate)
225,233
     13,000    Henderson Land Development*
                 (Real Estate)
130,723
     40,000    Hong Kong & Shanghai Hotels*
                 (Leisure & Tourism)
79,669
    196,000    Hongkong Electric Holdings*
                 (Energy Source)
628,660
  3,351,000    Hung Hing Printing Group
                 (Mterial Processing)
1,083,484
     70,000    Hysan Development Co.* (Real Estate)
267,525
  2,074,000    Innovative International
                 Holdings, Ltd.* (Electrical &
                 Electronics)
858,355
    922,000    International Bank Of Asia, Ltd.*
                 (Banking)
637,959
    266,000    JCG Holdings, Ltd. (Finance)
252,858
    269,000    Ka Wah Bank* (Banking)
115,678
  1,728,000    Kingboard Chemical Holdings*
                 (Electronic Components)
346,405
    508,000    Li & Fung, Ltd.* (Merchandising)
473,047
  2,532,000    Lung Kee (Bermuda) Holdings
                 (Industrial Components)
744,995

------------------------------------------------------------
-------------------
4                                            See Notes to
Financial Statements.

Portfolio of Investments as of     PRUDENTIAL GLOBAL GENESIS
November 30, 1996 (Unaudited)      FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Shares         Description                     Value (Note
1)
------------------------------------------------------------
Hong Kong (cont'd)
    338,000    National Mutual Asia, Ltd.
                 (Insurance)                          $
308,187
  1,568,000    Regal Hotel International*
                 (Leisure & Tourism)
517,124
    557,000    Union Bank Hong Kong (Banking)
680,762
    306,500    Varitronix International, Ltd.*
                 (Electronic Components)
568,841
    132,500    Wing Hang Bank Ltd.* (Banking)
592,925
  3,113,000    Wong's International Holdings*
                 (Electronic Components)
996,466
                                                    --------
-----

15,191,016
------------------------------------------------------------
Indonesia--1.1%
     64,000   Citra Marga Nusadh*
                (Transportation-Road)
53,902
    215,500   London Sumatra* (Food Manufacturing)
585,847
    555,000   Semen Cibinong (Building Materials
                Components)
1,420,043
                                                    --------
-----

2,059,792
------------------------------------------------------------
Ireland--0.9%
    394,000   Fyffes PLC* (Food/Drug Retail)
695,645
    222,000   Irish Life PLC* (Insurance)
1,026,568
                                                    --------
-----

1,722,213
------------------------------------------------------------
Italy--0.5%
     13,390   Fila Holding SpA (ADR)
                (Recreation & Other Consumer Goods)
990,860
------------------------------------------------------------
Japan--14.8%
     28,000   ADO Electronic Industrial Co., Ltd.*
                (Data Processing & Reproduction)
673,869
     18,600   Advantest Corp.* (Electronic
                Components & Instruments)
793,992
     39,300   Aiwa Co. (Appliances & Household
                Durables)
728,353
     11,000   Create Medic Co. (Healthcare)
140,888
     50,100   Dainichi Co., Ltd.*(Appliances &
               Household Durables)
704,084
     10,000   Daiseki Co., Ltd.*(Business &
               Public Services)                          $
254,721
     77,000   Daiwa Industries
               (Machinery & Engineering)
703,382
    118,000   Descente Ltd.* (Textiles)
667,475
     16,300   Doutor Coffee Co., Ltd. (Leisure &
               Tourism)
694,092
     54,000   Furusato Industries* (Building
               Materials & Components)
616,601
     16,600   Geomatec Co.* (Technology)
488,450
     38,000   Ito En Ltd.* (Beverages)
720,949
     48,000   Jonathans Co., Ltd. (Leisure & Tourism)
695,652
     33,000   Kawasumi Laboratories* (Healthcare)
408,696
     19,000   Kimoto Co., Ltd.* (Miscellaneous)
300,395
     29,000   King Jim (Miscellaneous)
613,878
     29,000   Kissei Pharmaceutical*
               (Pharmaceuticals)
703,030
     3,000    Komatsu Wall Industry* (Building
               Materials & Components)
52,701
     23,600   Matsumotokiyoshi* (Retail)
800,141
     54,000   Meiden Engineering Co.* (Engineering)
654,545
     7,000    Meiko Shokai Co.* (Business &
               Public Services)
288,977
     26,800   Ministop Co., Ltd.* (Food Retail)
701,484
     30,800   Misumi Corp. (Industrial Components)
689,855
     30,900   Mitsui High-Tec* (Industrial
               Components & Instruments)
656,812
     47,000   Miura* (Product Durables)
689,416
     41,000   Nagawa Co.* (Construction & Housing)
608,608
     17,000   Nemic-Lambda KK* (Electronic
               Components & Instruments)
530,083
     10,100   Nichiei Co., Ltd. (Finance)
703,496
     39,100   Nichiha* (Building Materials &
               Components)
734,949
     16,000   Nichii Gakkan Co.* (Business & Public
               Services)
758,893
     63,000   Nippon Denwa Shisetsu*
               (Construction & Housing)
603,162
     47,000   Nireco Co., Ltd.*
               (Machinery & Engineering)
627,492
         90   Nissen (Merchandising)
685

------------------------------------------------------------
-------------------
See Notes to Financial Statements.
5
Portfolio of Investments as of     PRUDENTIAL GLOBAL GENESIS
November 30, 1996 (Unaudited)      FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Shares         Description                     Value (Note
1)
------------------------------------------------------------
Japan (cont'd)
    101,000   NOK*(Auto Components)                        $
727,448
     21,500   Oiles Corp.*(Industrial Components)
679,842
        900   Osaka Steel Co., Ltd.*(Steel & Metal
               Products)
12,648
    105,000   OSG Corp.(Industrial Components)
643,742
      6,600   Paris Miki, Inc.*(Retail)
260,870
     44,100   Pigeon Corp.*(Consumer Stap les)
670,119
      8,400   Ryohin Keikaku Co., Ltd.*(Retail)
634,519
     35,200   Sato Corp.*(Machinery & Engineering)
711,111
        600   Seijo Corp.*(Retail)
12,227
     19,300   Shimamura Co., Ltd.*(Retail)
722,161
     15,600   Square Co., Ltd.*(Recreation & other
               Consumer Goods)
753,623
     20,000   SRL, Inc. (Healthcare)
346,069
     55,000   Terumo*(Healthcare)
724,638
     27,000   Trancom Co., Ltd.*
               (Transportation-Road & Rail)
277,470
     18,000   Tsuchiya Home Co.*(Construction &
                Housing)
275,099
     49,000   UP, Inc.*(Recreation & other
                Consumer Goods)
645,586
     27,000   Yamamoto Chemicals, Inc.*
                (Chemicals)
426,877
                                                          --
--------

27,533,855
------------------------------------------------------------
---------
Korea--0.1%
      5,300   Dong Ah Construction Industry
               Co., Ltd. (Construction & Housing)
135,545
------------------------------------------------------------
----------
Malaysia--3.1%
      31,000   Cycle & Carriage Bintang Berhad*
                (Manufacturing & Distribution)
195,053
     121,000   Gadek Berhad*(Multi-Industry)
1,039,058
     233,333   Gadek Capital Berhad (Multi-Industry)
618,651
     565,000   Hock Hua Bank Berhad (Banking)
2,571,231
     108,000   IOI Properties Berhad (Real Estate)
354,729
     116,000   Leader Universal Holdings*
                 (Industrial Components)
261,654
     164,000   Nylex (Malaysia) Berhad (Industrial
                Manufacturing)
373,170
     153,000   Public Bank Berhad*(Banking)              $
326,949
                                                        ----
-------

5,740,495
------------------------------------------------------------
-------
Netherlands--4.3%
      47,450  Baan Company NV* (Technology)
1,690,406
      47,000  Getronics NV*(Technology)
1,257,835
      19,400  Hagemeyer NV (Wholesale &
               International Trade)
1,538,469
      37,210  New Holland NV*(Machinery &
               Engineering)
748,851
      88,000  Toolex Alpha NV*(ADR) (Machinery)
836,000
      47,950  Ver Ned Uitgevers (Broadcasting,
               Publishing & Advertising)
977,721
      10,060  Volker Stevin-CVA*
               (Construction & Housing)
909,089
                                                         ---
-------

7,958,371
------------------------------------------------------------
------
New Zealand--0.3%
  1,300,000  Affco Holdings, Ltd. (Food &
              Household Products)
508,680
Norway--0.5%
    36,150   Ark ASA*(Data Processing &
              Reproduction)
261,785
    60,500   Ask ASA*(Electrical Equipment)
612,425
                                                         ---
-------

874,210
------------------------------------------------------------
-------
The Philippines*--0.2%
   147,400  C & P Homes (Real Estate)
72,898
   867,200  Filinvest Land, Inc. (Real Estate)
306,816
   186,700  Marsman & Co., Inc. (Wholesale
             Distribution)
52,915
   100,000  Robinson's Land Corp. (Real Estate)
18,641
                                                          --
-------

451,270
------------------------------------------------------------
--------
Singapore--1.9%
   48,000  ACMA Ltd.*(Electrical & Electronics)
108,834
   21,000  City Developments (Real Estate)
185,668
  155,000  Informatics Holdings
            (Consumer Goods & Services)
67,415
  201,000  Robinson & Co. (Retail)
867,059

------------------------------------------------------------
-------------------
6                                            See Notes to
Financial Statements.

Portfolio of Investments as of     PRUDENTIAL GLOBAL GENESIS
November 30, 1996 (Unaudited)      FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Shares         Description                     Value (Note
1)
------------------------------------------------------------
Singapore (cont'd)
 1,422,000  Singapore Finance, Ltd.
              (Financial Services)                      $
2,321,840
                                                        ----
-------

3,550,816
------------------------------------------------------------
-
Spain--2.1%
   11,750  Azkoyen SA (Machinery &
            Engineering)
973,807
   69,725  Centros Commerciale Pryca (Retail)
1,462,123
    5,496  Cortefiel Sa (Retail)
167,690
  962,000  Tubacex*(Steel & Metals)
1,386,894
                                                       -----
------

3,990,514
------------------------------------------------------------
------
Sweden--0.7%
   9,300  Hennes & Mauritz AB (Retail)
1,338,726
------------------------------------------------------------
------
Switzerland*--2.8%
     775  Fotolabo SA (Recreation & Other
           Consumer Goods)
302,758
     696  Kuoni Reisebuerou AG
           (Leisure & Tourism)
1,546,074
     521  SIG PLC (Machinery & Engineering)
1,253,114
   1,423  Stratec Holding AB (Healthcare)
1,776,706
   1,848  Tag Heuer International SA
           (Consumer Staples)
261,877
                                                        ----
-----

5,140,529
------------------------------------------------------------
------
Thailand*--0.8%
   76,000  Industrial Finance Corp. of Thailand
             (Financial Services)
239,499
  283,900  Siam City Bank Public Co., Ltd.
             (Banking)
333,412
   24,400  Siam Commercial Bank Public
             Co., Ltd. (Banking)
212,050
   30,400  Siam General Factoring (Finance)
45,222
   26,700  Srithai Superware Co., Ltd.
            (Household Products)
130,129
  165,000  Thai Military Bank, Ltd. (Banking)
435,995
    8,100  Thai Storage Battery PLC
            (Automotive Parts)
22,196
                                                        ----
------

1,418,503

------------------------------------------------------------
-------
United Kingdom--12.1%
 1,495,000  Albert Fisher Group PLC*
             (Food Processing)                         $
1,068,396
   253,200  Astec (BSR) PLC*
             (Electrical & Electronics)
681,217
    68,500  Capital Radio PLC (Publishing,
             Broadcasting & Advertising)
656,550
    91,900  Carpetright PLC (Retail)
995,184
    50,000  CMG PLC*(Technology)
718,850
   109,300  Dorling Kindersley Holdings, Ltd.
             (Publishing, Broadcasting & Advertising)
982,358
    37,500  Dr. Solomon's Group Plc (Computer
             Software & Services)
646,875
   272,000  Firstbus PLC*
             (Transportation-Road & Rail)
885,018
   199,000  Goldsmiths Group (Retail)
1,338,490
   105,000  Henlys Group PLC*
             (Machinery & Engineering)
962,250
   615,000  Holliday Chemical Holdings PLC*
             (Chemicals)
1,292,669
    31,400  Invesco Funding LLC (Rights) expiring
             12/18/96 (Financial Services)
22,836
   157,000  Invesco PLC (Finance) 694,316
   323,000  Kwik Fit Holdings PLC*(Retail)
1,211,182
   227,200  Limelight Group PLC*(Housing)
680,034
   148,100  London Clubs International
              (Leisure & Tourism)
824,300
   161,000  Medeva PLC*(Pharmaceuticals)
690,348
    88,900  Misys PLC*(Data Processing &
              Reproducton)
1,488,892
   125,000  Mowlem (John) & Co. PLC*
             (Construction)
241,718
    65,600  Powerscreen International PLC
             (Machinery & Engineering)
659,640
   168,500  Sage Group PLC (The)*(Accounting
             Software)
1,464,848
   973,000  SEP Industrial Holdings PLC*
             (Data Processing & Reproduction)
842,601
   125,000  Serco Group PLC (Business &
              Public Services)
1,397,764
    51,100  Severfield-Reeve PLC*(Machinery &
             Engineering)
286,132

------------------------------------------------------------
-------------------
See Notes to Financial Statements.
7

Portfolio of Investments as of     PRUDENTIAL GLOBAL GENESIS
November 30, 1996 (Unaudited)      FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Shares         Description                     Value (Note
1)
------------------------------------------------------------
United Kingdom (cont'd)
   105,000  Spirax-Sarco Engineering PLC
              (Machinery & Engineering)            $
1,318,900
   386,000  Wescol Group PLC*(Machinery &
              Engineering)
340,760
                                                  ----------
--

22,392,128
------------------------------------------------------------
--
United States--27.5%
   61,300  ABT Building Products Corp.*(Building
             Materials & Components)
1,471,200
    1,400  Actel Corp.*(Technology)
30,800
   69,100  AGCO Corp.*
            (Product Durables)
1,926,162
   77,900  Allied Products Corp. (Machinery &
            Engineering)
1,859,862
   26,200  Altron, Inc.*(Electrical & Electronics)
491,250
   46,500  Alyn Corp.*(Materials Processing)
604,500
   74,500  Apria Healthcare Group, Inc.*
            (Healthcare)
1,341,000
   27,900  Asyst Technologies, Inc.*(Technology)
547,538
   80,300  Beazer Homes USA, Inc.*
            (Construction & Housing)
1,294,838
   71,400  Belmont Homes, Inc.*(Manufacturing-
            Housing)
678,300
   50,000  Bertucci's, Inc.*(Food-Retail)
265,625
   76,400  Borders Group, Inc.*(Retail)
2,788,600
   14,000  Cidco, Inc.*(Telecommunications)
273,000
    2,600  Cleveland-Cliffs, Inc. (Mining)
115,050
   24,600  D.R.Horton, Inc.*(Housing)
258,300
  100,900  Dames & Moore, Inc.*(Engineering)
1,374,762
   39,700  Day Runner, Inc.*(Consumer Goods)
962,725
  106,000  Decisionone Corp.*(Computer
             Software & Services)
1,643,000
   78,300  Digi International, Inc.*(Computer
            Software & Services)
1,027,688
   40,100  Financial Security Assurance Holdings
            International*(Financial Services)
1,273,175
   39,900  FSI International, Inc.*
            (Machinery & Engineering)
578,550
   29,000  Gainsco, Inc.*(Financial Services)
271,875
   54,100  Galoob Lewis Toys, Inc.*(Leisure)       $
1,575,662
   31,300  Greenfield Industries, Inc. (Industrial
             Components)
915,525
   24,500  GTECH Holdings Corp.*
            (Consumer Goods & Services)
771,750
   9,600  Healthdyne Technologies, Inc. *
           (Healthcare)
87,600
  29,400  Healthsource, Inc.*(Healthcare)
330,750
  63,300  Holophone Corp.*
           (Electrical Equipment)
1,202,700
  37,700  In Focus Systems, Inc.*(Technology)
801,125
   5,000  Insituform Technologies, Inc.*
           (Engineering & Construction)
38,750
  15,600  International Imaging Materials, Inc.*
           (Technology)
374,400
  45,000  Invacare Corp. (Healthcare)
1,215,000
   4,000  Invivo Corp.*(Healthcare)
56,000
  67,900  Jacobs Engineering Group, Inc.*
           (Engineering & Construction)
1,638,087
 118,000  Landec Corp.*(Chemicals)
1,003,000
   5,000  Medusa Corp. (Building Materials &
           Components)
173,125
  19,200  Merix Corp.*(Electronic Components)
312,000
  15,600  Nichols Research Corp.*(Technology)
382,200
   9,000  Panavision, Inc.*(Miscellaneous)
201,375
  28,000  Patterson Dental Co.*(Healthcare)
735,000
  15,000  Pillowtex Corp. (Consumer Goods)
260,625
   6,000  Piper Jaffray Cos., Inc. (Financial Services)
87,750
  32,800  Primark Corp. (Computer
           Software & Services)
861,000
  27,400  Quanex Corp. (Steel & Metals)
732,950
   6,500  Raymond James Financial, Inc.
           (Financial Services)
184,438
  16,600  Resmed, Inc.*(Healthcare)
311,250
  25,600  Rotech Med Corp.*(Healthcare)
435,200
  38,200  Scientific Games Holdings Corp.*
           (Consumer Goods)
1,007,525
  17,400  Strattec Security Corp.*
          (Auto Components)
282,750
  72,600  Summit Care Corp.*(Healthcare)
1,089,000
 165,200  Sunglass Hut Intl., Inc. * (Retail)
1,218,350

------------------------------------------------------------
-------------------
8                                            See Notes to
Financial Statements.
Portfolio of Investments as of     PRUDENTIAL GLOBAL GENESIS
November 30, 1996 (Unaudited)      FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Shares         Description                     Value (Note
1)
------------------------------------------------------------
United States (cont'd)
    57,400  T. Rowe Price & Associates, Inc.
               (Financial Services)                $
2,073,575
    40,300  The Learning Co., Inc.*(Computer
             Software & Services)
680,063
    19,600  Toll Brothers Inc.*
             (Construction & Housing)
389,550
    50,000  Triangle Pacific Corp.*
             (Building Materials & Components)
1,090,625
    71,500  United States Office Products Co.*
             (Office Equipment & Supplies)
2,216,500
     9,000  Vital Signs, Inc. (Healthcare)
196,875
    11,200  Vitesse Semiconductor Corp.*
              (Technology)
534,800
     4,400  Walbro Corp. (Auto Components)
86,900
    86,500  Western National Corp. (Insurance)
1,611,062
    20,700  Wolverine Tube, Inc.*
             (Steel & Metals)
771,075
    9,300  Wonderware Corp.*(Engineering)
87,188
   49,900  Wyle Electronics (Industrial Electronics)
1,796,400
                                                  ----------
--

50,897,300
                                                  ----------
---
      Total common stocks
         (cost US$153,785,102)
170,926,121
                                                  ----------
---
------------------------------------------------------------
----
PREFERRED STOCKS*--1.8%
Federal Republic of Germany--1.3%
    5,950 Fresenius AG (Healthcare)
1,198,350
   19,800 Moebel Walther AG (Retail)
1,279,950
                                                  ----------
---

2,478,300
------------------------------------------------------------
----
Netherlands--0.5%
   45,500 NBM Amstelland NV (Construction
               & Housing)
959,393
                                                  ----------
---
     Total preferred stocks
       (cost US$3,519,046)
3,437,693
                                                  ----------
---
WARRANTS*--0.6%
------------------------------------------------------------
----
Malaysia--0.6%
  233,000 Gadek Berhad
           expiring 12/19/00 @ MYR 11.95
           (Multi-Industry)
           (cost US$337,439)                       $
1,032,687
                                                  ----------
---
     Total long-term investments
       (cost US$157,641,587)
175,396,501
                                                  ----------
---
     Principal
     Amount
     (000)
SHORT-TERM INVESTMENTS--1.7%
------------------------------------------------------------
---
Repurchase Agreement--1.7%
United States--1.7%
US$3,124  Joint Repurchase Agreement Account,
            5.548%, 11/01/96
            (cost US$3,124,000; Note 5)
3,124,000
                                                  ----------
---
------------------------------------------------------------
----
Total Investments--96.3%
         (cost US$160,765,587; Note 4)
178,520,501
         Other assets in excess of
            liabilities--3.7%
6,813,083
                                                  ----------
---
        Net Assets--100%                          $
185,333,584
                                                  ----------
---
                                                  ----------
---

-----------
* Non-inome producing security.
ADR--American Depository Receipt.
GDR--Global Depository Receipt.

Statement of Assets and                PRUDENTIAL GLOBAL
GENESIS
Liabilities (Unaudited)                FUND, INC.
------------------------------------------------------------
------------

Assets
November 30, 1996

------------------
Investments, at value (cost
$160,765,587).....................................
$ 178,520,501
Foreign currency, at value (cost
$11,105,786).................................
10,924,343
Cash........................................................
 ..................                         6,257
Receivable for investments
sold...............................................
3,569,369
Forward currency contracts - net amount receivable from
counterparties........                     1,277,655
Receivable for Fund shares
sold...............................................
1,024,258
Dividends and interest
receivable.............................................
167,993
Other
assets......................................................
 ............                         4,506

--------------
    Total
assets......................................................
 ........                   195,494,882

--------------
Liabilities
Payable for investments
purchased............................................
8,198,488
Forward currency contracts- net amount payable to
counterparties.............                        771,782
Accrued expenses and other
liabilities.......................................
529,302
Payable for Fund shares
reaquired............................................
377,835
Management fee
payable.....................................................
 ..                        151,428
Distribution fee
payable.....................................................
122,723
Withholding taxes
payable....................................................
9,740

--------------
        Total
liabilities.................................................
 ...                     10,161,298

--------------
Net
Assets......................................................
 .............                  $ 185,333,584

--------------

--------------
Net assets were comprised of:
     Common stock, at
par....................................................
$   89,277
     Paid-in capital in excess of
par........................................
139,910,927

--------------

140,000,204
     Undistributed net investment
Income.....................................
73,414
     Accumulated net realized gain on investments and
foreign currency

transactions................................................
 ...........                     27,135,083
     Net unrealized appreciation on investments and foreign
currency

transactions................................................
 ...........                     18,124,883

--------------
Net assets, November 30, 1996
$ 185,333,584

--------------

--------------
Class A:
   Net asset value and redemption price per share
     ($46,936,848/2,186,806 shares of common stock issued
and outstanding)..                          $21.46
   Maximum sales charge (5.00% of offering
price)...........................
1.13

------
   Maximum offering price to
public.........................................
$22.59

------

------
Class B:
   Net asset value, offering price and redemption price per
share
     ($136,450,162/6,646,097 shares of common stock issued
and outstanding)..                         $20.53

------

------
Class C:
   Net asset value, offering price and redemption price per
share
     ($1,944,685/94,721 shares of common stock issued and
outstanding)......                          $20.53

------

------
Class Z:
   Net asset value, offering price and redemption price per
share
     ($1,889.75/87.689 shares of common stock issued and
outstanding).......                          $21.55

------

------

------------------------------------------------------------
-------------------
10                                            See Notes to
Financial Statements.

PRUDENTIAL GLOBAL GENESIS FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------
-

                                                   Six
Months
                                                     Ended
Net Investment loss                             November 30,
1996
                                               -------------
-----
Income
 Dividends (net of foreign withholding taxes
     of $110,705)..................................   $
1,125,338
 Interest (net of foreign withholding taxes of $115)
162,817
                                                     -------
------
   Total income....................................
1,288,155
                                                     -------
------
Expenses
 Management fee....................................
959,112
 Distribution fee--Class A.........................
59,091
 Distribution fee--Class B.........................
712,415
 Distribution fee--Class C.........................
10,331
 Transfer agent's fees and expenses................
251,000
 Custodian's fees and expenses.....................
175,000
 Reports to shareholders...........................
90,000
 Registration fees.................................
56,000
 Audit fees and expenses...........................
31,000
 Legal Fees and expenses...........................
15,000
 Directors' fees and expenses......................
13,000
 Miscellaneous.....................................
13,645
                                                    --------
-----
Total expenses.....................................
2,385,594
                                                    --------
-----
Net investment loss................................
(1,097,439)
                                                    --------
-----
Realized and Unrealized Gain(Loss)
on Investments and Foreign
Currency Transactions
Net realized gain on:
 Investment transactions...........................
30,603,748
 Foreign currency transactions.....................
1,957,349
                                                    --------
-----

32,561,097
                                                    --------
-----
Net change in unrealized
 appreciation/depreciation on:
  Investment transactions..........................
(35,250,603)
  Foreign currency transactions....................
260,966
                                                     -------
------

(34,989,637)
                                                     -------
------
Net loss on investments and foreign currencies.....
(2,428,540)
                                                     -------
------
Net decrease in Net Assets
Resulting from Operations.......................... $
(3,525,979)
                                                     -------
------
                                                     -------
------

PRUDENTIAL GLOBAL GENESIS FUND, INC.
Statement of Changes in Net Assets (Unaudited)

                                         Six Months
                                           Ended
Year Ended
                                     November 30, 1996
May 31, 1995
                                    --------------------
---------------
Increase (Decrease)
in Net Assets
Operations
 Net investment loss.............      $ (1,097,439)
$ (638,889)
 Net realized gain (loss) on
investments and foreign
currency transactions............        32,561,097
(281,028)
 Net change in unrealized
appreciation/depreciation of
investments and foreign
currencies.......................       (34,989,637)
34,099,480
                                      -------------
-------------
 Net increase (decrease) in net
  assets resulting from operations       (3,525,979)
33,179,563
                                      -------------
-------------
Net equalization debits (credits).           --
(25,288)
                                      -------------
-------------

Dividends to shareholders in excess
 of net investment income (Note 1)
   Class A.........................          --
(195,472)
   Class B.........................          --
(695,209)
   Class C.........................          --
(8,179)
                                      -------------
-------------
                                             --
(898,860)
                                      -------------
-------------
Fund share transactions (Net of
 share conversions) (Note 6)
 Net proceeds from shares
  subscribed......................        77,713,306
333,985,435
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions..............           --
827,626
 Cost of shares reacquired.......       (94,037,791)
(360,913,268)
                                      -------------
-------------

 Net decrease in net
  assets from Fund share
  transactions...................       (16,324,485)
(26,100,207)
                                      -------------
-------------

Total increase (decrease)........       (19,850,464)
6,155,208
Net Assets
Beginning of period..............       205,184,048
199,028,840
                                      -------------
-------------
End of period....................     $ 185,333,584
$ 205,184,048
                                      -------------
-------------
                                      -------------
-------------

------------------------------------------------------------
-------------------
See Notes to Financial Statements.
11

Notes to Financial Statements              PRUDENTIAL GLOBAL
GENESIS
(Unaudited)                                FUND, INC.
------------------------------------------------------------
-------------------
Prudential Global Genesis Fund, Inc., (the "Fund"), is
registered under the
Investment Company Act of 1940 as a diversified, open-end
management investment
company. The Fund's investment objective is long-term growth of capital which
it seeks to achieve by investing primarily in equity
securities of foreign and
domestic companies with market capitalizations of less than
U.S. $1 billion,
as measured at time of purchase.
------------------------------------------------------------
---
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements. Security Valuation: Securities traded on an exchange are valued at the last reported sales price on the primary exchange on which they are traded.
Securities traded in the over-the-counter market (including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices. Securities for which market quotations are not readily available, including restricted securities, will be valued at fair value as determined in good faith according to a pricing procedure developed by the Investment Advisor under procedures established by and under the general supervision of the Fund's Board of Directors.
Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.
In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
(i) market value of investment securities, other assets and liabilities--at the daily closing rates of exchange.
(ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.
Although the net assets of the Fund are presented using the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the fiscal year end.
Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year.

Net realized gain on foreign currency transactions of
$1,957,349
represents net foreign exchange gains from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the
Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation on foreign currencies.

Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of domestic
origin as a result
of, among other factors, the possibility of political and
economic
instability and the level of governmental supervision and
the regulation
of foreign securities markets.
Forward Currency Contracts:  A forward currency contract is
a commitment
to purchase or sell a foreign currency at a future date at a negotiated
forward rate. The Fund enters into forward currency
contracts in order
to hedge its exposure to changes in foreign currency
exchange rates on
its foreign portfolio holdings or on specific receivables
and payables
denominated in a foreign currency. The contracts are valued
daily at
current exchange rates and any unrealized gain or loss is
included in
net unrealized appreciation or depreiciation on investments.
Gain or
loss is realized on the settlement date of the contract
equal to the
difference between the settlement value of the original and
renegotiated
forward contracts. This gain or loss, if any, is included in net realized
gain (loss) on foreign currency transactions. Risks may
arise upon entering
into these contracts from the potential inability of the
counterparties to
meet the terms of their contracts.
Securities Transactions and Investment Income: Securities
transactions are
recorded on the trade date. Realized gains and losses from
investment and
currency transactions are calculated on the identified cost
basis. Dividend
income is recorded on the ex-dividend date and interest
income is recorded
on an accrual basis.
Net investment income (other than distribution fees) and
unrealized and
realized gains or losses are allocated daily to each class
of shares of
the Fund based upon the relative proportion of net assets of each class
at the beginning of the day.
Equalization: Effective June 1, 1996,the Fund disountinued
the accounting
practice of equalization. Equalization is a practice whereby a portion if
the proceeds from sales and costs of repurchases of capital
shares,
equivalent on
------------------------------------------------------------
-----------------
12

Notes to Financial Statements              PRUDENTIAL GLOBAL
GENESIS
(Unaudited)                                FUND, INC.
------------------------------------------------------------
-------------------
a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. The balance of $25,288 of undistributed net investment income at
May 31, 1996, resulting from eqalization was transferred to paid-in capital in excess of par.. Such reclassification has no effect on net assets, results of operations, or net asset value per share.

Taxes: It is the Fund's policy to continue to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
Therefore, no federal
income tax provision is required.
Withholding taxes on foreign interest, dividends and (realized and unrealized) capital gains have been provided for in accordance with the
Fund's understanding of the applicable country's tax rules and rates. In addition, certain countries impose taxes on capital gains realized on the sale of portfolio securities, and as such, taxes have been accrued on the unrealized gains on such securities.

Dividends and Distributions: The Fund expects to pay
dividends of net
investment income and distributions of net realized capital
gains, if any,
at least annually. Dividends and distributions are recorded
on the ex-dividend
date.
Income distributions and capital gain distributions are
determined in
accordance with income tax regulations which may differ from generally
accepted accounting principles. These differences are
primarily due to
differing treatments of wash sales, passive investment
companies, and foreign
currencies' transactions.
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with the
American Institute of
Certified Public Accountants' Statement of position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain,
and Return of Capital Distributions by Investment Companies.
The effect of
applying this statement was to increase undistributed net
investment income
by $1,957,349, and decrease accumulated net realized gain on investments
and foreign currency transactions by $1,957,349 for the six
ended November
30, 1996. Net realized gains and net assets were not
affected by this change.
------------------------------------------------------------
-
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management
LLC ("PMF"). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PMF has entered into a subadvisory agreement with The
Prudential Investment Corporation ("PIC"); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid PMF is computed daily and payable monthly, at an annual rate of 1% of the average daily net assets of the Fund.
The Fund has distribution agreements with Prudential
Securities Incorporated
("PSI"), which acts as the distributor of the Class A, Class B, Class C, and Class Z shares of the Fund. The Fund compensates PSI for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the "Class A, B and C Plans") regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PSI as distributor of the
Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PSI for its distribution related activities at an annual rate of up to
 .30 of 1%, 1%
and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25% of 1%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively, for the period six months ended November 30, 1996.

PSI has advised the Fund that it has received approximately
$26,100 in
front-end sales charges resulting from sales of Class A
shares for the
six months ended November 30, 1996. From these fees, PSI
paid such sales
charges to dealers, which in turn paid commissions to
salespersons and
incurred other distribution costs.
PSI has advised the Fund that for the six months ended
November 30, 1996,
it received approximately $236,000 and $900 in contingent
deferred sales
charges imposed upon redemptions by certain Class B and
Class C shareholders,
respectively.
-------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC. ("PMFS"), a wholly-
owned subsidiary
of PMF, serves as the Fund's transfer agent and during the
period ended
November 30, 1996, the Fund incurred fees of approximately
$251,000 for
the services of PMFS. As of November 30, 1996, approximately
$33,900 of
such fees were due to PMFS. Transfer agent fees and expenses in the
Statement of Operations include certain out-of-pocket
expenses paid to
non-affiliates. For the six months ended November 30, 1996
PSI and/or
its foreign affiliates earned approximately $4,800 in broker commissions
from portfolio transactions executed on behalf of the Fund.
------------------------------------------------------------
---------

Notes to Financial Statements              PRUDENTIAL GLOBAL
GENESIS
(Unaudited)                                FUND, INC.
------------------------------------------------------------
-------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the fiscal period ended November 30, 1996 aggregated
$128,818,340 and $132,065,111, respectively.
The federal income tax basis of the Fund's investments at November 30, 1996 was $160,770,015 and accordingly, net unrealized appreciation for federal income tax purposes was $17,750,486 (gross unrealized appreciation--$24,710,367;
gross unrealized depreciation--$6,959,881).
For federal income tax purposes, the Fund has a capital loss carryforward as of May 31, 1996 of approximately $2,070,300 of which $1,125,300 expires in
2003 and $945,000 expires in 2004. Accordingly, no capital gains distribution is expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.
For federal income tax purposes, the Fund will elect to treat net capital losses of approximately $1,374,700 and net currency losses of approximately
$533,800 incurred in the seven month period ended May 31, 1996 as having incurred in the current fiscal year.
At November 30, 1996 the Fund had outstanding forward currency contracts, both to purchase and sell foreign currencies, as follows:

                                     Value at
                                    Settlement
Foreign Currency                       Date
Current
Purchase Contract                    Payable
Value           Depreciation
--------------------              -------------        -----
-----        ------------
Duesche Mark,
 Expiring 4/17/97 -
4/25/97                           11,642,595
11,328,448       (314,147)
Japanese Yen,
 Expiring 5/1/97                  16,540,244
16,082,609       (457,635)
                                ------------          ------
------      ----------
                                  28,182,839
27,411,057       (771,782)
                                ------------          ------
------      ----------
                                ------------          ------
------      ----------

                                Value at
                               Settlement
Foreign Currency                  Date               Current
Sale Contract                    Payable              Value
Appreciation
-------------------         ------------------    ----------
--       --------------
Duesche Mark,
 Expiring 4/17/97
 4/25/97                       31,020,000
30,551,133           468,867
French Franc
 Expiring 4/12/97               4,284,574
4,204,339            80,235
Japanese Yen,
 Expiring 4/21/97
 5/19/97                       30,110,000
29,381,447           728,553
                             ------------          ---------
---      ----------
                               65,414,574
64,136,919         1,277,655
                             ------------          ---------
---      ----------
                             ------------          ---------
---      ----------


Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies,
transfers uninvested cash balances into a single joint
account, the daily
aggregate balance of which is invested in one or more
repurchase agreements
collateralized by U.S. Treasury or federal agency
obligations. At November
30, 1996, the Fund had a 0.165% undivided interest in the
repurchase
agreements in the joint account. The undivided interest for
the Fund
represented $3,124,000 in principal amount. As of such date, each repurchase
agreement in the joint account and the value of the
collateral therefore were
as follows:
Bear, Stearns & Co., 5.68%, in the principal amount of
$280,000,000,
repurchase price $280,132,533, due 12/2/96. The value of the collateral
including accrued interest is $285,853,687.
CS First Boston Corporation, 5.68%, in the principal amount
of $280,000,000,
repurchase price $280,132,533, due 12/2/96. The value of the collateral
including accrued interest is $290,562,688.
J.P. Morgan Securities, Inc., 5.65%, in the principal amount of $34,809,000,
repurchase price $34,825,389, due 12/2/96. The value of the
collateral
including accrued interest is $35,526,121.
Smith Barney, Inc., 5.68%, in the principal amount of
$280,000,000, repurchase
price $280,132,533, due 12/2/96. The value of the collateral including accrued
interest is $286,599,817.
------------------------------------------------------------
----------
Note 6. Capital
The Fund offers Class A, Class B, Class C, and Class Z
shares. Class A shares
are sold with a front-end sales charge of up to 5%. Class B
shares are sold
with a contingent deferred sales charge which declines from
5% to zero
depending on the period of time the shares are held. Class C shares are
sold with a contingent deferred sales charge of 1% during
the first year.
Class B shares will automatically convert to Class A shares
on a quarterly
basis approximately seven years after purchase. Effective
September 13, 1996
the Fund commenced offering Class Z Shares. Class Z shares
are not subject to
any sales or redemption charge and are offered exclusively
for sale to a
limited group of investors.
The Fund has authorized 500 million shares of common stock
at $.01 par
value per share equally divided into four classes,
designated Class A,
Class B, Class C, and Class Z common stock.
------------------------------------------------------------
---------
14

Notes to Financial Statements              PRUDENTIAL GLOBAL
GENESIS
(Unaudited)                                FUND, INC.
------------------------------------------------------------
-------------------

Transactions in shares of common stock were as follows:

Class A                                     Shares
Amount
----------                                ----------
--------
Period ended November 30, 1996:
Shares sold....................          3,331,728
$ 69,299,400
Shares reacquired..............         (3,542,645)
(73,855,253)
                                     ---------------
-------------
Net decrease in shares outstanding
 before conversion.............           (210,917)
(4,555,853)
Shares issued upon conversion
 from Class B..................            207,364
4,368,329
                                     ---------------
-------------
Net decrease in shares outstanding          (3,553)
$ (187,524)
                                     ---------------
-------------
                                     ---------------
-------------
Year ended May 31, 1996:
Shares sold.....................         8,715,437
$ 171,119,515
Shares issued in reinvestment of
 dividends and distributions....             9,315
180,140
Shares reacquired...............        (9,127,818)
(179,580,690)
                                     ---------------
-------------
Net decrease in shares outstanding
 before conversion..............          (403,066)
$ (8,281,035)
Shares issued upon conversion
 from Class B...................           204,786
4,094,014
                                     ---------------
-------------
Net decrease in shares outstanding        (198,280)
$ (4,187,021)
                                     ---------------
-------------
                                     ---------------
-------------
Class B
---------
Period ended November 30, 1996:
Shares sold....................            396,589
$ 7,940,640
Shares reacquired..............           (974,457)
(19,425,453)
                                     ---------------
-------------
Net decrease in shares outstanding
 before conversion.............           (577,868)
(11,484,813)
Shares reacquired upon conversion
 into Class A...................          (216,196)
(4,368,329)
                                     ---------------
-------------
Net decrease in shares
 outstanding....................          (794,064)
$ (15,853,142)
                                     ---------------
-------------
                                     ---------------
-------------
Year ended May 31, 1996:
Shares sold.....................         8,445,077
$ 161,457,654
Shares issued in reinvestment of
 dividends and distributions....            34,065
639,398
Shares reacquired...............        (9,438,151)
(180,608,303)
                                     ---------------
-------------
Net decrease in shares outstanding
 before conversion..............          (959,009)
(18,511,251)
Shares reacquired upon conversion
 into Class A...................          (212,363)
(4,094,014)
                                     ---------------
-------------
Net decrease in shares outstanding      (1,171,372)
$ (22,605,265)
                                     ---------------
-------------
                                     ---------------
-------------

Class C                                    Shares
Amount
------------                             ----------
------------
Period ended November 30, 1996:
Shares sold...................            22,455
$ 451,501
Shares reacquired.............           (36,747)
(737,056)
                                   ---------------
-------------
Net decrease in shares outstanding       (14,292)
(285,555)
                                   ---------------
-------------

Year ended May 31, 1996:
Shares sold....................           72,739
1,408,266
Shares issued in reinvestment of dividends
 and distributions.............              431
8,088
Shares reacquired..............          (37,424)
(724,275)
                                   ---------------
-------------

Net increase in shares outstanding        35,746
$ 692,079
                                   ---------------
-------------
                                   ---------------
-------------
Class Z
----------
September 13, 1996* through
 November 30, 1996:
Shares sold...................            1,069
$ 21,765
Shares reacquired.............             (981)
(20,029)
                                  ---------------
-------------
Net increase in shares outstanding           88
$ 1,736
                                   ---------------
-------------
                                   ---------------
-------------

* Commencement of offering of Class Z shares.
____________________________________________________________
_______
Note 7. Distributions
On December 10, 1996, the Board of Directors of the Fund
declared a short-term
capital gain distribution of $0.12 per share and a long-term capital gain
distribution of $1.63 per share for Class A, B, C, and Z
shares, respectively,
payable on December 19, 1996 to shareholders of record on
December 16, 1996.
------------------------------------------------------------
-------------------

Financial Highlights (Unaudited)          PRUDENTIAL GLOBAL
GENESIS FUND, INC.
------------------------------------------------------------
---------------

Class A
                                                 -----------
------------------------------------------------------------
----
                                                   Six
Months
                                                     Ended
Year Ended May 31,
                                                  November
30,---------------------------------------------------------
-----
                                                      1996
1996          1995(c)    1994(c)     1993(c)     1992(c)
                                                   ---------
---------     ----------  ---------  ----------   ----------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of period.....         $ 21.74
$ 18.44        $ 18.75      $ 15.34      $ 12.62     $ 11.95
                                                -----------
----------     -----------  --------     --------  ---------
--
Income from investment
 operations
Net investment income (loss).............           (.06)
 .05(b)         --          (.03)(b)    .10(b)
 .02(b)
Net realized and unrealized
 gain (loss) on investment and
 foreign currency transactions...........          (.22)
3.34           (.21)        3.83        2.62            .65
                                                ----------
----------     -----------  --------     --------     ------
-----
 Total from investment operations........          (.28)
3.39           (.21)        3.80        2.72            .67
                                                -----------
----------     -----------  --------     --------     ------
-----
Less distributions
Dividends from net investment income.....           --
--              --          (.15)       --            --
Dividends in excess of net investment income        --
(.09)          (.08)         --         --            --
Distributions from net realized gains on investment
 and foreign currency transactions.......           --
--             (.02)        (.24)       --            --
                                                -----------
----------     -----------  --------     --------     ------
-----
 Total distributions.....................           --
(.09)          (.10)        (.39)       --            --
Net asset value, end of period...........        $ 21.46
$ 21.74        $ 18.44      $ 18.75     $ 15.34        $
12.62
                                                -----------
----------     -----------  --------     --------     ------
-----
                                                -----------
----------     -----------  --------     --------     ------
-----
TOTAL RETURN(d):.........................          (1.29)%
18.41%         (0.95)%      25.09%      21.55%
5.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..........        $ 46,937
$ 47,617       $ 44,051     $ 29,221     $ 3,435        $
3,829
Average net assets (000).................        $ 47,144
$ 45,070       $ 32,430     $ 16,909     $ 3,106        $
3,771
Ratios to average net assets:
 Expenses, including distribution fees...
1.81%(a)      1.79%(b)       1.42%(b)     1.48%(b)
1.49%(b)       1.50%(b)
 Expenses, excluding distribution fees...
1.56%(a)      1.54%(b)       1.17%(b)     1.25%(b)
1.29%(b)       1.32%(b)
 Net investment income (loss)............
(.60)%(a)      .26%(b)        .02%(b)    (.17)%(b)
 .79%(b)        .19%(b)
For Class A, B, C and Z shares:
Portfolio turnover rate..................              131%
44%            64%          31%         67%            57%
Average commission rate per share........          $0.0953
$0.0090            N/A          N/A         N/A
N/A

-----------------
(a) Annualized.
(b) Net of expense subsidies and/or fee waivers.
(c) Calculated based upon average shares outstanding, by
class.
(d) Total return does not consider the effects of sales
loads. Total return is
calculated assuming a purchase of shares on the first day
and a sale on the
last day of each period reported and includes reinvestment
of dividends and
distributions. Total returns for periods of less than a full year are no
annualized.
------------------------------------------------------------
------------------
16                                           See Notes to
Financial Statements

Financial Highlights (Unaudited)          PRUDENTIAL GLOBAL
GENESIS FUND, INC.
------------------------------------------------------------
---------------

Class B
                                              --------------
------------------------------------------------------------
---------
                                                  Six Months
                                                    Ended
Year Ended May 31,
                                                  November
30,---------------------------------------------------------
-----------
                                                     1996
1996           1995(c)     1994(c)      1993(c)     1992(c)
                                                   ---------
----------     ----------   ---------   ----------   -------
---
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of period.....         $ 20.87
$ 17.84         $ 18.22     $ 14.93     $ 12.38      $ 11.82

Income from investment
 operations
Net investment loss......................           (.17)
(.09)(b)         (.13)(b)   (.16)(b)     --
(.07)(b)

Net realized and unrealized
 gain (loss) on investment and
 foreign currency transactions...........           (.17)
3.21             (.19)      3.74         2.55         .63
                                                -----------
----------     -----------  --------     --------   --------
---
  Total from investment operations.......           (.34)
3.12             (.32)      3.58         2.55         .56
                                                -----------
----------     -----------  --------     --------   --------
---

Less distributions
Dividends from net investment income.....           --
--               --       (.05)         --          --
Dividends in excess of net investment income        --
(.09)           (.03)        --          --          --
Distributions from net realized gains on investment
 and foreign currency transactions.......           --
--             (.03)      (.24)         --          --

                                                -----------
----------     -----------  --------     --------   --------
---
 Total distributions......................          --
(.09)           (.06)      (.29)         --          --
                                                -----------
----------     -----------  --------     --------  ---------
--
                                                -----------
----------     -----------  --------     --------   --------
---
Net asset value, end of period............       $ 20.53
$ 20.87          $ 17.84   $ 18.22      $ 14.93       $
12.38

TOTAL RETURN(d):..........................         (1.63)%
17.51%           (1.73)%   24.16%       20.60%         4.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........     $ 136,450
$ 155,292        $ 153,670  $ 174,659     $ 36,136     $
35,644
Average net assets (000)..................     $ 142,094
$ 154,566        $ 173,591  $ 102,451     $ 31,561     $
37,236
Ratios to average net assets:
 Expenses, including distribution fees....          2.56%(a)
2.54%(b)         2.17%(b)   2.25%(b)     2.29%(b)
2.30%(b)
 Expenses, excluding distribution fees....          1.56%(a)
1.54%(b)         1.17%(b)   1.25%(b)     1.29%(b)
1.30%(b)
 Net investment loss......................
(1.32)%(a)      (.48)%(b)       (.77)%(b)   (.91)%(b)
(.01)%(b)     (.57)%(b)

------------------
(a) Annualized.
(b) Net of expense subsidies and/or fee waivers.
(c) Calculated based upon average shares outstanding, by
class.
(d) Total return does not consider the effects of sales
loads. Total return is
calculated assuming a purchase of shares on the first day
and a sale on the
last day of each period reported and includes reinvestment
of dividends and
distributions. Total returns for periods of less than a full year are not
annualized.
------------------------------------------------------------
-------------------
See Notes to Financial Statements.
17

Financial Highlights (Unaudited)          PRUDENTIAL GLOBAL
GENESIS FUND, INC.
------------------------------------------------------------
---------------

                                                    Class C
Class Z
                                        --------------------
------------------------      ----------------

August 1,       September 13,
                                          Six Months
Year         1994 (e)           1996 (f)
                                            Ended
Ended         Through          Through
                                         November 30,
May 31,       May 31,        November 30,
                                            1996
1996         1995(c)            1996
                                        ------------
----------    ----------       --------------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of period      $ 20.87
$ 17.84        $ 18.44          $ 20.46
                                        ------------
----------    ----------      --------------
Income from investment
 operations
Net investment loss................         (.15)
(.08)(b)      (.12)(b)          (.06)
Net realized and unrealized
 gain (loss) on investment and
 foreign currency transactions.....         (.19)
3.20          (.44)             1.15
                                        ------------
----------    ----------       --------------
 Total from investment operations..         (.34)
3.12          (.56)             1.09
                                        ------------
----------    ----------       --------------
Less distributions
Dividends from net investment income         --
--             --                --
Dividends in excess of net investment
income.............................          --
(.09)         (.03)               --
Distributions from net realized gains
 on investment
 and foreign currency transactions....       --
--          (.01)               --
                                        ------------
----------    ----------       --------------
 Total distributions..................       --
(.09)         (.04)               --
                                        ------------
----------    ----------       --------------
Net asset value, end of period........     $ 20.53
$ 20.87       $ 17.84           $ 21.55
                                        ------------
----------    ----------       --------------
                                        ------------
----------    ----------       --------------
TOTAL RETURN(d):......................       (1.63)%
17.51%        (2.90)%            5.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).......     $ 1,945
$ 2,275       $ 1,307               $ 2
Average net assets (000).............      $ 2,061
$ 1,809       $   862               $ 1
Ratios to average net assets:
 Expenses, including distribution fees        2.56%(a)
2.54%(b)      2.27%(a)(b)        1.74%(a)
 Expenses, excluding distribution fees        1.56%(a)
1.54%(b)      1.27%(a)(b)        1.74%(a)
 Net investment loss..................       (1.30)%(a)
(.44)%(b)     (.90)%(a)(b)      (1.74)%(a)

-------------------
(a) Annualized.
(b) Net of expense subsidies and/or fee waivers.
(c) Calculated based upon average shares outstanding, by
class.
(d) Total return does not consider the effects of sales
loads. Total return
is calculated assuming a purchase of  shares on the first
day and a sale on
the last day of each period reported and includes
reinvestment of dividends
and distributions. Total returns for periods of less than a
full year are not
annualized.
(e) Commencement of offering of Class C shares.
(f) Commencement of offering of Class Z shares.
------------------------------------------------------------
-------------------
18                                          See Notes to
Financial Statements.

Supplemental Proxy Information             PRUDENTIAL GLOBAL
GENESIS FUND, INC.
------------------------------------------------------------
------------------
 The Annual Meeting of Shareholders of the Prudential Global
Genesis Fund,
Inc. (the "Fund") was held on Wednesday, October 30, 1996 at the offices of
Prudential Securities Incorporated, One Seaport Plaza, New
York, New York.
The meeting was held for the following purposes:
(1) To elect Directors as follows: Edward D. Beach, Stephen
C. Eyre,
Delayne Dedrick Gold, Robert F. Gunia, Don G. Hoff, Robert
E. LaBlanc,
Mendel A. Melzer, Richard A. Redeker, Robin B. Smith, Stepen Stoneburn, and Nancy H. Teeters.
(2) To amend the Fund's fundamental investment resriction relating to securities lending.
(3) To ratify the selection of Price Waterhouse LLP as independent accountants for the fiscal year ending May 31, 1997.

 The results of the proxy solicitation on the above matters were as follows:

                          Director/Matter              Votes
for         Votes against         Abstentions
                       --------------------           ------
-----       ---------------      ---------------
(1) Edward D. Beach
4,577,047                --               241,238
    Stephen C. Eyre
4,579,566                --               238,719
 Delayne Gold
4,587,953                --               230,332
 Robert Gunia
4,592,221                --               226,064
 Don Hoff
4,591,294                --               226,991
 Robert E. LaBlanc
4,592,307                --               225,978
 Mendel Melzer
4,584,819                --               233,466
 Richard Redeker
4,587,757                --               230,528
 Robin Smith
4,590,598                --               227,687
 Stephen Stoneburn
4,590,638                --               227,647
 Nancy Teeters
4,585,896                --               232,389
(2) Investment Restrictions-securities lending
3,236,063             223,182             272,364
(3) Independent Auditors
4,527,806              60,060             230,419

------------------------------------------------------------
-------------------

Getting The Most
From Your Prudential
Mutual Fund.

------------------------------------------------------------
---------
Change Your Mind.
You can exchange your shares in most Prudential Mutual Funds for shares in
most other Prudential Mutual Funds, without charges. This
may be most helpful
if your investment needs change.
------------------------------------------------------------
-----------------
Reinvest Dividends Free Of Charge.
Reinvest your dividends and/or capital gains distributions
automatically
-- without charge.
------------------------------------------------------------
------------------
Invest For Retirement.
There is no minimum investment for an IRA. Plus, you defer
taxes on your
investment earnings by investing in an IRA.
If you'd like, you can contribute up to $2,000 a year in an
IRA. If you are
married, you and your spouse (if not working outside the
home) can contribute
up to $2,250 a year. (Withdrawals are taxed as ordinary
income and may be
subject to a 10% penalty prior to age 59 1/2.)
------------------------------------------------------------
---------------
Change Your Job.
You can take your pension with you. Use a rollover IRA to
manage your
company-sponsored retirement plan while retaining the
special tax-deferred
advantages.
------------------------------------------------------------
--------------
Invest In Your Children.
There's no fee to open a custodial account for a child's
education or other
needs.
------------------------------------------------------------
------------------
Take Income.
Would you like to receive monthly or quarterly checks in any amount from your
fund account? Just let us know. We'll take care of it. Of
course, there are
minimum amounts. And shares redeemed may be subject to tax,
and Class B and
C shares may be subject to contingent deferred sales
charges. We'll gladly
answer your questions.
------------------------------------------------------------
-----------------
Keep Informed.
We want to keep you up-to-date. Of course, you receive account activity statements every quarter. But you also receive annual and semi-annual fund reports, as well as other important updates on events that affect your investments, including tax information.

This material is only authorized for distribution when preceded or accompanied by a current prospectus. Read the prospectus carefully before you invest or send money.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Stephen C. Eyre
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
David W. Drasnin, Vice President
Robert F. Gunia, Vice President
Susan C. Cote, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795
The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.
The accompanying financial statements as of November 30, 1996 were not audited and, accordingly, no opinion is expressed on them.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
BULK RATE

U.S. POSTAGE
Prudential Mutual Funds
PAID
Gateway Center Three
Permit 6807
100 Mulberry Street
New York, NY
Newark, NJ  07102-4077
(800) 225-1852

744333105
744333204     MF136E2
744333303     Cat#430151H
744333402